UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JANUARY 31, 2016

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	290,499	$35,957,966
Starwood Hotels & Resorts Worldwide Inc.	127,337	7,925,455
Yum! Brands Inc.	181,811	13,157,662

Total Hotels, Restaurants & Leisure		57,041,083

Media - 6.3%
Comcast Corp., Class A Shares	3,184,726	177,421,085
Walt Disney Co.	1,604,278	153,721,918

Total Media		331,143,003

Specialty Retail - 4.8%
Home Depot Inc.	1,390,076	174,815,958
TJX Cos. Inc.	1,090,420	77,681,521

Total Specialty Retail		252,497,479

TOTAL CONSUMER DISCRETIONARY		640,681,565

CONSUMER STAPLES - 9.6%
Beverages - 2.1%
Coca-Cola Co.	1,441,433	61,866,304
PepsiCo Inc.	502,665	49,914,635

Total Beverages		111,780,939

Food & Staples Retailing - 3.6%
CVS Health Corp.	1,195,550	115,478,174
Wal-Mart Stores Inc.	1,057,192	70,155,261

Total Food & Staples Retailing		185,633,435

Food Products - 1.5%
General Mills Inc.	321,622	18,174,859
Kraft Heinz Co.	296,946	23,179,605
Mondelez International Inc., Class A Shares	876,609	37,781,848

Total Food Products		79,136,312

Household Products - 2.4%
Kimberly-Clark Corp.	473,521	60,809,567
Procter & Gamble Co.	815,707	66,635,105

Total Household Products		127,444,672

TOTAL CONSUMER STAPLES		503,995,358

ENERGY - 5.5%
Energy Equipment & Services - 1.2%
Cameron International Corp.	558,510	36,671,767	*
Schlumberger Ltd.	247,565	17,891,522
Weatherford International PLC	1,375,606	9,271,584	*

Total Energy Equipment & Services		63,834,873

Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	508,867	19,891,611
Chevron Corp.	637,726	55,144,167
Exxon Mobil Corp.	1,556,261	121,154,919
Occidental Petroleum Corp.	431,796	29,720,519

Total Oil, Gas & Consumable Fuels		225,911,216

TOTAL ENERGY		289,746,089

FINANCIALS - 16.1%
Banks - 6.1%
BB&T Corp.	526,612	17,199,148
Citigroup Inc.	1,454,795	61,945,171
JPMorgan Chase & Co.	1,980,472	117,838,084
U.S. Bancorp	883,324	35,385,959
Wells Fargo & Co.	1,761,547	88,482,506

Total Banks		320,850,868

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Capital Markets - 0.7%
Bank of New York Mellon Corp.	453,195	$16,414,723
Blackstone Group LP	668,328	17,556,976

Total Capital Markets		33,971,699

Consumer Finance - 1.4%
Synchrony Financial	2,557,809	72,692,932	*

Diversified Financial Services - 2.4%
Berkshire Hathaway Inc., Class A Shares	653	126,917,113	*

Insurance - 4.1%
MetLife Inc.	1,338,215	59,751,300
Travelers Cos. Inc.	1,478,267	158,233,699

Total Insurance		217,984,999

Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	586,241	55,305,976
Forest City Realty Trust Inc., Class A Shares	1,013,744	19,970,757	*

Total Real Estate Investment Trusts (REITs)		75,276,733

TOTAL FINANCIALS		847,694,344

HEALTH CARE - 15.8%
Biotechnology - 2.3%
AbbVie Inc.	255,547	14,029,530
Amgen Inc.	475,104	72,562,634
BioMarin Pharmaceutical Inc.	105,106	7,779,946	*
Celgene Corp.	269,698	27,056,104	*

Total Biotechnology		121,428,214

Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	142,910	20,774,827
Medtronic PLC	737,762	56,010,891

Total Health Care Equipment & Supplies		76,785,718

Health Care Providers & Services - 3.5%
Aetna Inc.	374,221	38,110,667
Cardinal Health Inc.	360,671	29,347,799
Express Scripts Holding Co.	256,535	18,437,170	*
UnitedHealth Group Inc.	864,331	99,536,358

Total Health Care Providers & Services		185,431,994

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific Inc.	343,110	45,311,107

Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	862,440	53,609,270
Johnson & Johnson	1,181,350	123,380,194
Merck & Co. Inc.	1,830,351	92,743,885
Pfizer Inc.	2,739,060	83,513,940
Roche Holding AG, Sponsored ADR	1,499,886	48,626,304

Total Pharmaceuticals		401,873,593

TOTAL HEALTH CARE		830,830,626

INDUSTRIALS - 8.9%
Aerospace & Defense - 3.8%
Honeywell International Inc.	848,870	87,603,384
Raytheon Co.	614,990	78,866,318
United Technologies Corp.	398,974	34,986,030

Total Aerospace & Defense		201,455,732

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	672,103	$62,640,000

Commercial Services & Supplies - 1.1%
Tyco International PLC	505,868	17,396,800
Waste Management Inc.	713,559	37,782,949

Total Commercial Services & Supplies		55,179,749

Industrial Conglomerates - 2.8%
3M Co.	384,963	58,129,413
General Electric Co.	3,129,385	91,065,103

Total Industrial Conglomerates		149,194,516

TOTAL INDUSTRIALS		468,469,997

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 0.8%
Cisco Systems Inc.	1,858,140	44,205,151

Internet Software & Services - 4.3%
Alphabet Inc., Class A Shares	99,902	76,060,388	*
Alphabet Inc., Class C Shares	111,016	82,479,337	*
Facebook Inc., Class A Shares	591,234	66,342,367	*

Total Internet Software & Services		224,882,092

IT Services - 3.1%
Automatic Data Processing Inc.	807,280	67,076,895
Visa Inc., Class A Shares	1,285,900	95,786,691

Total IT Services		162,863,586

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	777,590	24,120,842
Texas Instruments Inc.	426,772	22,589,042

Total Semiconductors & Semiconductor Equipment		46,709,884

Software - 7.2%
Adobe Systems Inc.	625,788	55,776,484	*
Microsoft Corp.	3,810,305	209,909,702
Oracle Corp.	1,222,119	44,375,141
Red Hat Inc.	432,050	30,265,103	*
SAP SE, Sponsored ADR	489,530	39,064,494

Total Software		379,390,924

Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc.	1,337,609	130,202,860
EMC Corp.	1,479,909	36,657,346
International Business Machines Corp.	186,610	23,287,062

Total Technology Hardware, Storage & Peripherals		190,147,268

TOTAL INFORMATION TECHNOLOGY		1,048,198,905

MATERIALS - 3.9%
Chemicals - 3.9%
E.I. du Pont de Nemours & Co.	202,391	10,678,149
Ecolab Inc.	541,500	58,411,605
PPG Industries Inc.	1,392,208	132,426,825

TOTAL MATERIALS		201,516,579

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T Inc.	2,253,974	81,278,303
Verizon Communications Inc.	1,014,690	50,704,059

TOTAL TELECOMMUNICATION SERVICES		131,982,362

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		SHARES	VALUE
UTILITIES - 0.6%
Electric Utilities - 0.5%
Eversource Energy		443,784	$23,875,579

Multi-Utilities - 0.1%
Sempra Energy		82,660	7,832,035

TOTAL UTILITIES			31,707,614

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,539,118,579)			4,994,823,439

	RATE
SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $242,725,755)	0.355%	242,725,755	242,725,755

TOTAL INVESTMENTS - 99.6% (Cost - $2,781,844,334#)			5,237,549,194
Other Assets in Excess of Liabilities - 0.4%			22,285,687

TOTAL NET ASSETS - 100.0%			$5,259,834,881

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$4,994,823,439	—	—	$4,994,823,439

Short-term investments†	242,725,755	—	—	242,725,755

Total investments	$5,237,549,194	—	—	$5,237,549,194

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,495,585,084
Gross unrealized depreciation	(39,880,224)

Net unrealized appreciation	$2,455,704,860

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust
By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 22, 2016

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 22, 2016